24 Contingencies (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 42,130,701	R$ 9,320,750
Civil Claims - Alagoas [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	33,973,320	0
Civil Claims - Other [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	769,126	691,636
Tax Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	6,199,283	7,125,071
Labor Claims [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	642,229	860,061
Other Lawsuits [Member]
DisclosureOfContingenciesLineItems [Line Items]
Claims with possible chance of loss	R$ 546,743	R$ 643,982